PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks
Automobiles — 4.4%
Tesla, Inc.*	29,093	$6,035,634
Biotechnology — 1.0%
Vertex Pharmaceuticals, Inc.*	4,445	1,400,486
Broadline Retail — 6.4%
Amazon.com, Inc.*	75,446	7,792,817
MercadoLibre, Inc. (Brazil)*	780	1,028,087
		8,820,904
Capital Markets — 3.2%
Goldman Sachs Group, Inc. (The)	2,084	681,697
Moody’s Corp.	2,120	648,762
S&P Global, Inc.	8,849	3,050,870
		4,381,329
Consumer Staples Distribution & Retail — 5.1%
Costco Wholesale Corp.	14,035	6,973,570
Energy Equipment & Services — 1.4%
Schlumberger NV	40,551	1,991,054
Financial Services — 9.2%
Mastercard, Inc. (Class A Stock)	17,087	6,209,587
Visa, Inc. (Class A Stock)(a)	28,537	6,433,952
		12,643,539
Ground Transportation — 2.5%
Uber Technologies, Inc.*	108,846	3,450,418
Health Care Equipment & Supplies — 2.6%
Intuitive Surgical, Inc.*	14,111	3,604,937
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. (Class A Stock)*	26,143	3,252,189
Interactive Media & Services — 8.7%
Alphabet, Inc. (Class A Stock)*	25,993	2,696,254
Alphabet, Inc. (Class C Stock)*	79,153	8,231,912
Meta Platforms, Inc. (Class A Stock)*	5,267	1,116,288
		12,044,454
IT Services — 1.0%
Snowflake, Inc. (Class A Stock)*	9,160	1,413,296
Life Sciences Tools & Services — 1.7%
Danaher Corp.	9,414	2,372,705
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,815	447,325
Pharmaceuticals — 8.5%
Eli Lilly & Co.	17,303	5,942,196
Novo Nordisk A/S (Denmark), ADR	36,564	5,818,795
		11,760,991
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.*	56,048	5,493,265
Software — 15.2%
Adobe, Inc.*	17,402	6,706,209
Microsoft Corp.	36,132	10,416,856
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Salesforce, Inc.*	18,894	$3,774,643
		20,897,708
Specialty Retail — 4.8%
Chewy, Inc. (Class A Stock)*(a)	45,685	1,707,705
Home Depot, Inc. (The)	9,946	2,935,263
TJX Cos., Inc. (The)	22,966	1,799,616
Ulta Beauty, Inc.*	361	196,987
		6,639,571
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	53,957	8,897,509
Textiles, Apparel & Luxury Goods — 9.0%
Lululemon Athletica, Inc.*	10,608	3,863,328
LVMH Moet Hennessy Louis Vuitton SE (France), ADR	7,539	1,385,140
NIKE, Inc. (Class B Stock)	57,732	7,080,253
		12,328,721
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.*	8,589	1,244,031

Total Long-Term Investments (cost $51,896,360)		136,093,636
Short-Term Investments — 6.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,478,925	1,478,925
PGIM Institutional Money Market Fund (cost $7,750,828; includes $7,715,380 of cash collateral for securities on loan)(b)(wa)	7,765,452	7,761,570

Total Short-Term Investments (cost $9,229,753)		9,240,495

TOTAL INVESTMENTS—105.5% (cost $61,126,113)		145,334,131

Liabilities in excess of other assets — (5.5)%		(7,578,823)

Net Assets — 100.0%		$137,755,308

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,680,280; cash collateral of $7,715,380 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2